Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	—
Granted	4,347,492	5.15
Exercised	—
Cancelled/forfeited	(84,427)	5.32
Outstanding as of June 30, 2022	4,263,065	$5.15	9.55	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075
Granted	—
Exercised	(477,001)	2.49		950
Cancelled/forfeited	(3,274,099)	2.48
Outstanding as of June 30, 2022	28,211,821	$2.80	7.08	$3,101

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	9,526,727	$5.55	8.0	$13,905
Granted	—
Exercised	(485,735)	2.41		1,678
Cancelled/forfeited	(785,520)	8.05
Outstanding as of June 30, 2022	8,255,472	$5.71	8.14	$432

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	30,402,801	$2.45	8.75	$885
Granted	5,287,031	4.74
Exercised	(2,757,671)	2.30		7,740
Expired/forfeited	(969,240)	3.65
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075

Exercisable as of December 31, 2021	14,777,334	$2.51	6.93	$41,622
Vested and expected to vest as of December 31, 2021	26,660,149	$2.73	7.59	$72,705

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	6,490,208	$2.49	9.26	$1,174
Granted	5,516,399	7.82
Exercised	(1,630,925)	2.54		8,807
Expired/Forfeited	(848,955)	2.68
Outstanding as of December 31, 2021	9,526,727	$5.55	8.01	$13,905

Exercisable as of December 31, 2021	3,637,954	$2.95	6.24	$9,364
Vested and expected to vest as of December 31, 2021	7,608,158	$4.81	7.68	$13,896

Schedule of weighted-average assumptions
Risk-free interest rate:	1.61%
Expected term (in years):	7.01
Expected volatility:	43.50%
Dividend yield:	0.00%

	2021	2020
Risk-free interest rate:	0.79%	0.45%
Expected term (in years):	6.05	6.13
Expected volatility:	42.10%	37.25%
Dividend yield:	0.00%	0.00%

	2021	2020
Risk-free interest rate:	1.39%	0.59%
Expected term (in years):	9.06	10
Expected volatility:	35.86%	38.42%
Dividend yield:	0.00%	0.00%

Schedule of stock-based compensation expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$3,078	$1,070	$4,701	$1,661
Sales and marketing	251	306	625	505
General and administrative	(202)	(428)	1,148	1,302
	$3,127	$948	$6,474	$3,468

	2021	2020
Research and development	$4,001	$941
Sales and marketing	1,185	387
General and administrative	6,159	8,177
	$11,345	$9,505

Restricted stock awards for employee bonus, net	2021	2020
Research and development	$7,613	$—
Sales and marketing	2,310	—
General and administrative	8,694	—
	$18,617	$—